Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	5/15/44	9,879	3,717
United States Treasury Strip Coupon	0.000%	8/15/44	190,338	70,901
United States Treasury Strip Coupon	0.000%	11/15/44	161,257	59,325
United States Treasury Strip Coupon	0.000%	2/15/45	186,792	67,829
United States Treasury Strip Coupon	0.000%	5/15/45	166,589	59,816
United States Treasury Strip Coupon	0.000%	8/15/45	171,255	60,809
United States Treasury Strip Coupon	0.000%	11/15/45	228,147	80,119
United States Treasury Strip Coupon	0.000%	2/15/46	171,089	59,427
United States Treasury Strip Coupon	0.000%	5/15/46	142,476	48,932
United States Treasury Strip Coupon	0.000%	8/15/46	159,853	54,275
United States Treasury Strip Coupon	0.000%	11/15/46	116,815	39,197
United States Treasury Strip Coupon	0.000%	2/15/47	205,454	68,249
United States Treasury Strip Coupon	0.000%	5/15/47	182,883	60,037
United States Treasury Strip Coupon	0.000%	8/15/47	155,214	50,360
United States Treasury Strip Coupon	0.000%	11/15/47	158,940	51,035
United States Treasury Strip Coupon	0.000%	2/15/48	168,670	53,579
United States Treasury Strip Coupon	0.000%	5/15/48	116,462	36,513
United States Treasury Strip Coupon	0.000%	8/15/48	150,795	46,829
United States Treasury Strip Coupon	0.000%	11/15/48	148,069	45,473
United States Treasury Strip Coupon	0.000%	2/15/49	156,583	47,684
United States Treasury Strip Coupon	0.000%	5/15/49	128,310	38,673
United States Treasury Strip Coupon	0.000%	8/15/49	170,495	50,895
United States Treasury Strip Coupon	0.000%	11/15/49	198,017	58,539
United States Treasury Strip Coupon	0.000%	2/15/50	161,386	47,243
United States Treasury Strip Coupon	0.000%	5/15/50	151,069	43,928
United States Treasury Strip Coupon	0.000%	8/15/50	213,572	61,452
United States Treasury Strip Coupon	0.000%	11/15/50	176,087	50,144
United States Treasury Strip Coupon	0.000%	2/15/51	247,698	69,994
United States Treasury Strip Coupon	0.000%	5/15/51	180,153	50,527
United States Treasury Strip Coupon	0.000%	8/15/51	181,068	50,416
United States Treasury Strip Coupon	0.000%	11/15/51	240,956	66,715
United States Treasury Strip Coupon	0.000%	2/15/52	175,840	48,521
United States Treasury Strip Coupon	0.000%	5/15/52	188,539	51,671
United States Treasury Strip Coupon	0.000%	8/15/52	191,613	52,230
United States Treasury Strip Coupon	0.000%	11/15/52	158,681	43,191
United States Treasury Strip Coupon	0.000%	2/15/53	133,322	35,841
United States Treasury Strip Coupon	0.000%	5/15/53	60,663	16,204
United States Treasury Strip Coupon	0.000%	8/15/53	20,197	5,359
United States Treasury Strip Coupon	0.000%	11/15/53	14,481	3,811
United States Treasury Strip Coupon	0.000%	2/15/54	12,906	3,341
United States Treasury Strip Coupon	0.000%	5/15/54	2,814	729
United States Treasury Strip Principal	0.000%	8/15/44	172,214	66,545
United States Treasury Strip Principal	0.000%	11/15/44	176,063	67,234
United States Treasury Strip Principal	0.000%	2/15/45	159,548	60,142
United States Treasury Strip Principal	0.000%	5/15/45	160,711	59,953
United States Treasury Strip Principal	0.000%	8/15/45	174,504	64,403
United States Treasury Strip Principal	0.000%	11/15/45	180,712	66,030
United States Treasury Strip Principal	0.000%	2/15/46	116,283	41,916
United States Treasury Strip Principal	0.000%	5/15/46	102,419	36,511
United States Treasury Strip Principal	0.000%	8/15/46	140,527	49,525
United States Treasury Strip Principal	0.000%	11/15/46	152,916	53,246
United States Treasury Strip Principal	0.000%	2/15/47	73,564	25,282
United States Treasury Strip Principal	0.000%	5/15/47	126,940	43,120
United States Treasury Strip Principal	0.000%	8/15/47	82,971	27,847
United States Treasury Strip Principal	0.000%	11/15/47	164,613	54,695
United States Treasury Strip Principal	0.000%	2/15/48	153,691	50,442
United States Treasury Strip Principal	0.000%	5/15/48	154,267	50,125
United States Treasury Strip Principal	0.000%	8/15/48	122,026	39,239
United States Treasury Strip Principal	0.000%	11/15/48	114,948	36,532
United States Treasury Strip Principal	0.000%	2/15/49	161,282	50,804
United States Treasury Strip Principal	0.000%	5/15/49	115,517	36,009
United States Treasury Strip Principal	0.000%	8/15/49	163,291	50,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	11/15/49	148,195	45,408
	United States Treasury Strip Principal	0.000%	2/15/50	172,583	52,395
	United States Treasury Strip Principal	0.000%	5/15/50	155,507	46,907
	United States Treasury Strip Principal	0.000%	8/15/50	185,032	55,148
	United States Treasury Strip Principal	0.000%	11/15/50	153,523	45,265
	United States Treasury Strip Principal	0.000%	2/15/51	177,414	51,894
	United States Treasury Strip Principal	0.000%	5/15/51	170,236	49,368
	United States Treasury Strip Principal	0.000%	8/15/51	171,278	49,202
	United States Treasury Strip Principal	0.000%	11/15/51	188,678	53,758
	United States Treasury Strip Principal	0.000%	2/15/52	166,649	47,091
	United States Treasury Strip Principal	0.000%	5/15/52	193,497	54,270
	United States Treasury Strip Principal	0.000%	8/15/52	184,012	51,221
	United States Treasury Strip Principal	0.000%	11/15/52	198,244	55,291
	United States Treasury Strip Principal	0.000%	2/15/53	202,685	55,501
	United States Treasury Strip Principal	0.000%	5/15/53	271,009	73,596
	United States Treasury Strip Principal	0.000%	8/15/53	276,088	74,652
	United States Treasury Strip Principal	0.000%	11/15/53	246,622	66,761
	United States Treasury Strip Principal	0.000%	2/15/54	235,097	62,503
	United States Treasury Strip Principal	0.000%	5/15/54	179,590	47,353
Total U.S. Government and Agency Obligations (Cost $5,083,114)					3,981,194
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $616)	5.397%		6,158	616
Total Investments (100.0%) (Cost $5,083,730)					3,981,810
Other Assets and Liabilities—Net (0.0%)					(287)
Net Assets (100%)					3,981,523
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,981,194	—	3,981,194
Temporary Cash Investments	616	—	—	616
Total	616	3,981,194	—	3,981,810